GOODWILL AND INTANGIBLE ASSETS (Details3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible assets with definite lives
Gross Carrying Amount	$ 136,333	$ 49,204
Accumulated Amortization	(32,393)	(22,585)
Total	103,940	26,619
Weighted-Average Useful Life (Years)	3 years 8 months 12 days	2 years 7 months 6 days
Future amortization expense of intangible assets with definite-lives
2013	45,110
2014	30,637
2015	17,157
2016	7,435
2017	2,472
Thereafter	1,129
Total	103,940	26,619
Content
Intangible assets with definite lives
Gross Carrying Amount	47,800
Accumulated Amortization	(4,733)
Total	43,067
Weighted-Average Useful Life (Years)	4 years
Future amortization expense of intangible assets with definite-lives
Total	43,067
Technology
Intangible assets with definite lives
Gross Carrying Amount	37,545	16,145
Accumulated Amortization	(11,663)	(3,858)
Total	25,882	12,287
Weighted-Average Useful Life (Years)	2 years 10 months 24 days	2 years 2 months 12 days
Future amortization expense of intangible assets with definite-lives
Total	25,882	12,287
Trade names
Intangible assets with definite lives
Gross Carrying Amount	22,742	6,063
Accumulated Amortization	(7,044)	(4,592)
Total	15,698	1,471
Weighted-Average Useful Life (Years)	3 years 7 months 6 days	3 years 4 months 24 days
Future amortization expense of intangible assets with definite-lives
Total	15,698	1,471
Advertiser and supplier relationships
Intangible assets with definite lives
Gross Carrying Amount	16,446
Accumulated Amortization	(7,676)
Total	8,770
Weighted-Average Useful Life (Years)	4 years 4 months 24 days
Future amortization expense of intangible assets with definite-lives
Total	8,770
Supplier relationships
Intangible assets with definite lives
Gross Carrying Amount		8,946
Accumulated Amortization		(5,298)
Total		3,648
Weighted-Average Useful Life (Years)		6 years 4 months 24 days
Future amortization expense of intangible assets with definite-lives
Total		3,648
Customer lists
Intangible assets with definite lives
Gross Carrying Amount	11,800	18,050
Accumulated Amortization	(1,277)	(8,837)
Total	10,523	9,213
Weighted-Average Useful Life (Years)	3 years 8 months 12 days	1 year
Future amortization expense of intangible assets with definite-lives
Total	$ 10,523	$ 9,213